Commitments and contingencies - Operating lease obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
Future minimum lease payments for leases signed but not yet recognised	€ 57,870	€ 12,822
Not later than one year
Leases
Future minimum lease payments for leases signed but not yet recognised	801	71
Later than one year and not later than five years
Leases
Future minimum lease payments for leases signed but not yet recognised	10,595	3,419
More than five years
Leases
Future minimum lease payments for leases signed but not yet recognised	€ 46,474	€ 9,332